Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Property, Plant and Equipment	(a) Overview of property, plant and equipment, including right-of-use assets

						2025
	Freehold property £m	Leasehold property £m	Plant, equipment and other owned £m	Plant, equipment and other leased £m	Assets in the course of construction £m	Total £m
1 January
Cost	1,360	888	5,566	437	601	8,852
Accumulated depreciation and impairment	(493)	(431)	(3,293)	(256)		(4,473)
Net book value at 1 January	867	457	2,273	181	601	4,379
Differences on exchange	1	3	(17)	(5)	5	(13)
Additions
– right-of-use assets	—	60	—	77	—	137
– separately acquired	—	—	17	—	543	560
Reallocations	51	28	431	(3)	(507)	—
Depreciation	(36)	(96)	(307)	(82)	—	(521)
Impairment	(1)	(11)	(33)	—	10	(35)
Right-of-use assets − reassessments, modifications and terminations	—	(2)	—	(3)	—	(5)
Disposals	(3)	(2)	(10)	(1)	—	(16)
Net reclassifications as held-for-sale	—	(1)	—	—	(2)	(3)
31 December
Cost	1,402	883	5,909	432	650	9,276
Accumulated depreciation and impairment	(523)	(447)	(3,555)	(268)		(4,793)
Net book value at 31 December	879	436	2,354	164	650	4,483

						2024
	Freehold property £m	Leasehold property £m	Plant, equipment and other owned £m	Plant, equipment and other leased £m	Assets in the course of construction £m	Total £m
1 January
Cost	1,418	895	5,702	375	654	9,044
Accumulated depreciation and impairment	(437)	(443)	(3,360)	(221)		(4,461)
Net book value at 1 January	981	452	2,342	154	654	4,583
Differences on exchange	(29)	(26)	(139)	(4)	(37)	(235)
Additions
– right-of-use assets	—	152	—	105	—	257
– separately acquired	—	—	23	—	469	492
Reallocations	87	13	385	—	(485)	—
Depreciation	(35)	(97)	(291)	(74)	—	(497)
Impairment	(89)	(41)	(41)	(2)	—	(173)
Right-of-use assets − reassessments, modifications and terminations	—	8	—	2	—	10
Disposals	(48)	(3)	(6)	—	—	(57)
Net reclassifications as held-for-sale	—	(1)	—	—	—	(1)
31 December
Cost	1,360	888	5,566	437	601	8,852
Accumulated depreciation and impairment	(493)	(431)	(3,293)	(256)		(4,473)
Net book value at 31 December	867	457	2,273	181	601	4,379

Schedule of Leasehold Land and Property Comprises

	2025 £m	2024 £m
Leasehold land and property comprises
– net book value of long leasehold	21	22
– net book value of short leasehold	415	435
	436	457

Schedule of Leasehold Property Net Book Value Movements

2025
Leasehold property net book value movements for the year ended 31 December 2025	Net book value at 1 January £m	Differences on exchange £m	Depreciation and impairment £m	Other net movements* £m	Net book value at 31 December £m
– Property acquired (IAS 16)	95	7	(14)	23	111
– Right-of-use properties (IFRS 16)	362	(4)	(93)	60	325
	457	3	(107)	83	436

					2024
Leasehold property net book value movements for the year ended 31 December 2024	Net book value at 1 January £m	Differences on exchange £m	Depreciation and impairment £m	Other net movements* £m	Net book value at 31 December £m
– Property acquired (IAS 16)	147	(7)	(50)	5	95
– Right-of-use properties (IFRS 16)	305	(19)	(88)	164	362
	452	(26)	(138)	169	457
Note:
*Property acquired (IAS 16 Property, plant and equipment) other net movements for leasehold improvements represent additions (directly acquired and/or transferred from assets in the course of construction) net of disposals, whereas other net movements for right-of-use properties (IFRS 16) relate to new leases net of reassessments, modifications and terminations as reported in the Property, plant and equipment movement table in note 13(a).
Schedule of Cost of Freehold Land

	2025 £m	2024 £m
Cost of freehold land within freehold property on which no depreciation is provided	147	151